N-2	Jul. 26, 2023
Cover [Abstract]
Entity Central Index Key	0000102729
Amendment Flag	false
Securities Act File Number	1-31429
Document Type	8-K
Entity Registrant Name	Valmont Industries, Inc.
Entity Address, Address Line One	15000 Valmont Plaza
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68154
City Area Code	402
Local Phone Number	963-1000
Entity Emerging Growth Company	false